RESTRUCTURING COSTS (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
One-time employee termination benefits
Restructuring Cost and Reserve [Line Items]
Restructuring costs	$ (305)	$ 1,383
One-time employee termination benefits | Administrative
Restructuring Cost and Reserve [Line Items]
Restructuring costs	(66)	279
One-time employee termination benefits | Sales and marketing
Restructuring Cost and Reserve [Line Items]
Restructuring costs	0	41
One-time employee termination benefits | Customer Support and Operations
Restructuring Cost and Reserve [Line Items]
Restructuring costs	(69)	643
One-time employee termination benefits | Research and Development
Restructuring Cost and Reserve [Line Items]
Restructuring costs	(170)	420
Contract termination costs
Restructuring Cost and Reserve [Line Items]
Restructuring costs	2,125	0
Contract termination costs | Administrative
Restructuring Cost and Reserve [Line Items]
Restructuring costs	2,125	0
Contract termination costs | Sales and marketing
Restructuring Cost and Reserve [Line Items]
Restructuring costs	0	0
Contract termination costs | Customer Support and Operations
Restructuring Cost and Reserve [Line Items]
Restructuring costs	0	0
Contract termination costs | Research and Development
Restructuring Cost and Reserve [Line Items]
Restructuring costs	0	0
Other associated costs
Restructuring Cost and Reserve [Line Items]
Restructuring costs	3,358	72
Other associated costs | Administrative
Restructuring Cost and Reserve [Line Items]
Restructuring costs	1,112	21
Other associated costs | Sales and marketing
Restructuring Cost and Reserve [Line Items]
Restructuring costs	18	0
Other associated costs | Customer Support and Operations
Restructuring Cost and Reserve [Line Items]
Restructuring costs	715	22
Other associated costs | Research and Development
Restructuring Cost and Reserve [Line Items]
Restructuring costs	$ 1,513	$ 29